Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 97,678	$ 84,581
Accumulated depreciation	64,036	54,116
Depreciated cost	33,642	30,465
Depreciation expenses	11,493	10,231	4,712
Computers, Manufacturing, Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	90,724	78,367
Accumulated depreciation	59,536	49,995
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	4,566	4,391
Accumulated depreciation	3,081	2,837
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	2,388	1,823
Accumulated depreciation	$ 1,419	$ 1,284